Impairment of long-lived assets	12 Months Ended
Dec. 31, 2024
Impairment of long-lived assets [Abstract]
Impairment of long-lived assets
12	Impairment of long-lived assets

Impairment test

For purposes of the annual impairment test, the trademark is assigned to the cash-generating units that are expected to benefit from its use (maritime segment).

The Group performs impairment tests on cash-generating units related to the trademark annually or more frequently if there are indicators that the cash-generating unit to which it has been assigned may be impaired.

The recovery value for these assets was determined based on value in use. The calculation of the value in use is determined by covering a detailed 5-year forecast, approved by Management. The present value of the expected cash flows of each cash-generating unit is determined by applying an appropriate discount rate, which reflects the assessment of current market conditions of the time value of money.

The value of the key assumptions used reflects historical data from external and internal sources and are shown below:
	2024	2023
Growth rate	2.4%	2.3%
Discount rate	9.49%	11.21%

As of December 31, 2024 and 2023, no impairment losses were determined for these assets.

Growth rates

The growth rates reflect the long-term average for these rates for the operating segments.

Discount rates

The discount rate reflects adequate adjustments associated with the market risk and the specific risk factors.

Cash flow assumptions

The key assumptions of Management for the operating segments include stable profit margins, which have been determined based on experience in this market. Grupo TMM Management considers this to be the best information available to forecast this market. The cash flow projections reflect stable profit margins achieved before the period covered by said projections.

No consideration has been given to efficiency improvements and prices reflect the inflation projected for the industry, which are publicly available.

In addition to the considerations described above for determining the value in use of the cash-generating units, Management is currently not aware of any other probable change that could require changes in their estimate. However, the estimate for the recoverable amount for the operating segments is particularly sensitive to the discount rates.